Property and Equipment	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consisted of the following (in thousands):

	As of December 31,
	2020	2019
Laboratory equipment	$22,818	$14,907
Equipment under capital leases	20,743	13,197
Building under capital lease	6,276	6,276
Construction-in-progress	4,673	5,959
Capitalized software	14,631	6,319
Computer equipment	4,118	3,188
Furniture, fixtures and other equipment	3,214	1,658
Leasehold improvements	16,736	2,124
Total property and equipment	93,209	53,628
Less: Accumulated depreciation and amortization	(30,099)	(18,365)
Property and equipment, net	$63,110	$35,263
For the years ended December 31, 2020, 2019 and 2018, depreciation and amortization expense was $11.7 million, $6.4 million and $5.4 million, respectively, which included software amortization expense of $3.0 million, $1.2 million and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively. Depreciation and amortization expense is included within the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of services	$9,055	$4,752	$4,223
Research and development	1,040	821	722
Selling and marketing	—	—	—
General and administrative	1,639	834	488
Total depreciation and amortization expenses	$11,734	$6,407	$5,433
During 2018, the Company sold laboratory equipment to ISMMS for $0.1 million and realized a loss of $0.1 million, which is included in other income, net in the statements of operations and comprehensive loss. During 2020 and 2019, there were no sales of property and equipment made by the Company.
Property and Equipment
Property and equipment consisted of the following (in thousands):

(in thousands)	As of March 31, 2021	As of December 31, 2020
Laboratory equipment	$23,931	$22,818
Equipment under capital leases	21,358	20,743
Building under capital lease	6,276	6,276
Construction in-progress	5,842	4,673
Capitalized software	17,647	14,631
Computer equipment	4,563	4,118
Furnitures, fixtures and other equipment	3,214	3,214
Leasehold improvements	16,802	16,736
Total property and equipment	99,633	93,209
Less: accumulated depreciation and amortization	(35,001)	(30,099)
Property and equipment, net	$64,632	$63,110
For the three months ended March 31, 2021 and 2020, depreciation and amortization expense was $4.9 million and $2.4 million, respectively, which included software amortization expense of $1.2 million and $0.5 million for the three months ended March 31, 2021 and 2020, respectively. Depreciation and amortization expense is included within the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$3,058	$1,792
Research and development	1,251	249
Selling and marketing	—	—
General and administrative	593	357
Total depreciation and amortization expenses	$4,902	$2,398
During the three months ended March 31, 2021 and 2020, there were no sales of property and equipment made by the Company.